Unaudited Interim Condensed Consolidated Statement of Changes in Equity (Parenthetical)	6 Months Ended
Jun. 30, 2020 shares
Statement of changes in equity [abstract]
Number of warrants exercise	100
Number of ordinary shares exercise	100